Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 18
CIK	dei_EntityCentralIndexKey	0001052118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison MLP Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPAX
PGIM Jennison MLP Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPCX
PGIM Jennison MLP Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPZX
PGIM Jennison MLP Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPQX